As filed with the U.S. Securities and Exchange Commission on May 15, 2018

File No. 333-08685

File No. 811-09152

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 41	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 41	[X]

(Check appropriate box or boxes.)

Staar Investment Trust
(Exact Name of Registrant as Specified in Charter)

120 E. 23rd Street, 5th Floor, New York, New York 10010
(Address of Principal Executive Office) (Zip Code)

+1 (212) 313-9501
Registrant's Telephone Number, including Area Code

Brett C. Boshco
120 E. 23rd Street, 5th Floor
New York, NY 10010
(Name and Address of Agent for Service)

Please send copies of all communications to:
Jana L. Cresswell, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [Date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 15th day of May, 2018.

Staar Investment Trust Registrant

By:	/s/Brett C. Boshco
Brett C. Boshco
Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Brett C. Boshco	May 15, 2018
Brett C. Boshco
Trustee, President and Treasurer

/s/Robert Weiss	May 15, 2018
Robert Weiss
Trustee

/s/Ann Chung	May 15, 2018
Ann Chung
Trustee

/s/Shiliang Tang	May 15, 2018
Shiliang Tang
Trustee

*By:	/s/Brett C. Boscho
Brett C. Boscho, Attorney-In-Fact (Pursuant to Powers of Attorney filed herewith.)

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase